Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$295	$306,623
WPP Finance 2010, 3.63%, 09/07/22(a)	100	104,260

		410,883

Aerospace & Defense — 1.5%
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	105	106,826
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)(a)	100	104,093
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	250	255,388
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	265	271,402
United Technologies Corp., 3.10%, 06/01/22	495	510,914

		1,248,623

Agriculture — 1.8%
Altria Group Inc., 2.85%, 08/09/22	380	389,101
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	596	607,735
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	25	25,577
Philip Morris International Inc.
2.50%, 08/22/22	265	269,775
2.63%, 03/06/23	200	204,946

		1,497,134

Apparel — 0.1%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	50	51,003

Auto Manufacturers — 2.3%
American Honda Finance Corp., 2.60%, 11/16/22	50	51,241
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	210	211,315
3.35%, 11/01/22	200	202,964
4.25%, 09/20/22	200	207,544
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	75	76,684
3.25%, 01/05/23 (Call 12/05/22)(a)	150	154,590
3.45%, 04/10/22 (Call 02/10/22)	385	394,918
3.55%, 07/08/22	100	103,352
Toyota Motor Credit Corp.
2.63%, 01/10/23(a)	245	252,286
2.80%, 07/13/22	275	282,711

		1,937,605

Banks — 23.9%
Australia & New Zealand Banking Group Ltd./New York NY, 2.63%, 11/09/22	240	245,861
Banco Santander SA
3.13%, 02/23/23	210	216,500
3.50%, 04/11/22	210	216,577
Bank of America Corp., 3.30%, 01/11/23	950	992,721
Bank of Montreal, 2.55%, 11/06/22 (Call 10/06/22)(a)	465	476,244
Bank of New York Mellon Corp. (The), 2.95%, 01/29/23 (Call 12/29/22)	260	269,477
Bank of Nova Scotia (The)
1.95%, 02/01/23	125	125,778
2.45%, 09/19/22	265	270,631
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)(a)	280	287,918
BNP Paribas SA, 3.25%, 03/03/23	185	193,242
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22	220	225,117
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)	600	605,352
2.65%, 08/08/22 (Call 07/08/22)	250	254,925
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)(a)	230	235,214
2.75%, 04/25/22 (Call 03/25/22)	225	229,084

Security	Par (000)	Value

Banks (continued)
3.38%, 03/01/23(a)	$150	$156,515
4.05%, 07/30/22	280	294,176
Cooperatieve Rabobank UA, 3.95%, 11/09/22	415	436,007
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22(a)	280	293,275
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	265	274,816
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	120	122,090
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	360	365,162
3.20%, 02/23/23 (Call 01/23/23)	135	139,940
3.63%, 01/22/23	800	841,376
JPMorgan Chase & Co.
2.97%, 01/15/23 (Call 01/15/22)	333	340,679
3.20%, 01/25/23	435	453,039
3.25%, 09/23/22	530	550,230
KeyBank N.A./Cleveland OH, 2.30%, 09/14/22	300	304,506
Lloyds Bank PLC, 2.25%, 08/14/22	220	222,468
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	250	254,395
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	250	254,725
2.67%, 07/25/22(a)	340	346,708
3.46%, 03/02/23	250	261,655
Mizuho Financial Group Inc., 2.60%, 09/11/22	270	274,757
Morgan Stanley
2.75%, 05/19/22	689	703,497
3.75%, 02/25/23	685	724,477
4.88%, 11/01/22	445	479,332
MUFG Americas Holdings Corp., 3.50%, 06/18/22	191	198,348
National Australia Bank Ltd./New York, 3.00%, 01/20/23	275	285,156
PNC Bank N.A., 2.70%, 11/01/22 (Call 10/01/22)	265	271,426
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(a)(b)	175	179,879
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	270	276,188
Royal Bank of Canada, 2.80%, 04/29/22	205	210,107
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	375	411,015
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	350	361,931
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	200	205,548
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	250	258,440
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	250	255,730
2.78%, 10/18/22	250	256,218
3.10%, 01/17/23(a)	265	274,728
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	250	256,058
Toronto-Dominion Bank (The), 1.90%, 12/01/22	125	125,813
Truist Bank, 2.45%, 08/01/22 (Call 07/01/22)	340	345,987
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	220	222,825
2.75%, 04/01/22 (Call 03/01/22)	225	229,550
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)	270	277,811
Wells Fargo & Co.
2.63%, 07/22/22	790	805,926
3.07%, 01/24/23 (Call 01/24/22)	604	617,650
Series M, 3.45%, 02/13/23	350	365,193
Westpac Banking Corp.
2.50%, 06/28/22	290	295,029
2.75%, 01/11/23	125	128,745

		20,053,767

Beverages — 2.0%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	564	588,895

1

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	$67	$68,387
Diageo Investment Corp., 2.88%, 05/11/22	310	318,007
Molson Coors Beverage Co., 3.50%, 05/01/22	100	103,099
PepsiCo Inc.
2.75%, 03/01/23	300	310,425
3.10%, 07/17/22 (Call 05/17/22)	275	284,295

		1,673,108

Biotechnology — 1.3%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	209	212,674
3.63%, 05/15/22 (Call 02/15/22)	409	423,740
Biogen Inc., 3.63%, 09/15/22	237	248,023
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	225	233,332

		1,117,769

Chemicals — 1.9%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	100	106,410
Dow Chemical Co. (The), 3.00%, 11/15/22 (Call 08/15/22)	347	356,883
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	185	192,104
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	165	167,463
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	50	53,400
NewMarket Corp., 4.10%, 12/15/22	125	132,021
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	125	128,664
Praxair Inc., 2.20%, 08/15/22 (Call 05/15/22)	170	172,045
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	257	262,541

		1,571,531

Commercial Services — 0.4%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	75	80,615
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)(a)	75	77,641
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	150	153,084
Verisk Analytics Inc., 4.13%, 09/12/22	55	58,017

		369,357

Computers — 2.2%
Apple Inc.
2.30%, 05/11/22 (Call 04/11/22)(a)	198	201,295
2.70%, 05/13/22	435	446,297
2.85%, 02/23/23 (Call 12/23/22)	360	372,917
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	194	205,294
HP Inc., 4.05%, 09/15/22	100	105,461
IBM Credit LLC, 3.00%, 02/06/23	100	103,813
International Business Machines Corp., 1.88%, 08/01/22	440	442,253

		1,877,330

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 1.95%, 02/01/23	315	318,692
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	150	156,454

		475,146

Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 05/26/22 (Call 04/26/22)(a)	255	262,813
Air Lease Corp., 2.75%, 01/15/23 (Call 12/15/22)	274	279,680
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	300	305,484
2.65%, 12/02/22	465	476,699
2.75%, 05/20/22 (Call 04/20/22)(a)	220	224,789
3.40%, 02/27/23 (Call 01/27/23)	125	130,879
Capital One Bank USA N.A., 3.38%, 02/15/23	315	327,654
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	65	67,454
CME Group Inc., 3.00%, 09/15/22	190	196,625

Security	Par (000)	Value

Diversified Financial Services (continued)
Discover Financial Services, 3.85%, 11/21/22	$290	$304,109
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	81	82,277
International Lease Finance Corp., 5.88%, 08/15/22	185	202,401
Invesco Finance PLC, 3.13%, 11/30/22	100	103,560
Jefferies Group LLC, 5.13%, 01/20/23	135	146,510
ORIX Corp., 2.90%, 07/18/22	150	153,147
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	275	281,581
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	455	469,851

		4,015,513

Electric — 4.4%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	110	112,522
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	160	164,195
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	60	60,851
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	130	133,075
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	140	142,713
DTE Energy Co., Series B, 3.30%, 06/15/22 (Call 04/15/22)	165	169,716
Duke Energy Carolinas LLC, 3.05%, 03/15/23 (Call 02/15/23)	50	51,935
Duke Energy Corp., 3.05%, 08/15/22 (Call 05/15/22)	285	292,641
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	175	179,043
Edison International
2.95%, 03/15/23 (Call 01/15/23)	25	25,425
3.13%, 11/15/22 (Call 10/15/22)	50	51,029
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	165	172,732
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	100	103,797
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	35	36,071
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	390	407,893
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	160	170,349
Georgia Power Co., 2.85%, 05/15/22(a)	199	203,603
National Rural Utilities Cooperative Finance Corp., 2.70%, 02/15/23 (Call 12/15/22)	160	164,459
NextEra Energy Capital Holdings Inc., 2.90%, 04/01/22	200	204,652
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	130	136,042
7.00%, 09/01/22	125	141,136
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	175	181,610
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	201	216,652
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	130	133,523

		3,655,664

Electronics — 0.6%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	100	103,042
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	150	154,032
Avnet Inc., 4.88%, 12/01/22	25	26,685
Flex Ltd., 5.00%, 02/15/23	100	107,699
Jabil Inc., 4.70%, 09/15/22	50	53,388
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)(a)	25	25,809

		470,655

Environmental Control — 0.4%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	145	150,282
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	156	160,615

		310,897

Food — 1.2%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	175	183,682
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	164	169,643
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	100	104,520
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	45	45,888
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)	175	179,132

2

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	$317	$334,568

		1,017,433

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.90%, 11/01/22	118	121,280

Health Care - Products — 0.7%
Boston Scientific Corp., 3.38%, 05/15/22	200	206,956
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	144	148,424
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	250	256,040

		611,420

Health Care - Services — 1.7%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	190	193,971
Anthem Inc., 3.30%, 01/15/23	470	489,693
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	25	25,663
3.15%, 12/01/22 (Call 09/01/22)	160	164,821
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)(a)	110	114,628
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	160	164,366
2.88%, 03/15/23	290	300,022

		1,453,164

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	100	102,752

Home Builders — 0.2%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	185	193,850

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22	125	128,189
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	125	128,563

		256,752

Insurance — 2.2%
American International Group Inc., 4.88%, 06/01/22	390	416,290
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	230	237,093
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	355	367,113
3.00%, 02/11/23	125	130,243
Chubb INA Holdings Inc.
2.70%, 03/13/23	175	179,772
2.88%, 11/03/22 (Call 09/03/22)	125	128,546
Fidelity National Financial Inc., 5.50%, 09/01/22	75	81,665
MetLife Inc., 3.05%, 12/15/22	190	197,266
Primerica Inc., 4.75%, 07/15/22	100	106,729

		1,844,717

Internet — 1.4%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	105	107,462
2.50%, 11/29/22 (Call 08/29/22)	374	383,215
Baidu Inc., 3.50%, 11/28/22	200	207,084
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	350	355,236
2.75%, 01/30/23 (Call 12/30/22)	116	118,522

		1,171,519

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	135	142,059

Machinery — 1.7%
ABB Finance USA Inc., 2.88%, 05/08/22	260	266,594

Security	Par (000)	Value

Machinery (continued)
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	$290	$295,556
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	280	285,454
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	175	180,743
John Deere Capital Corp.
2.15%, 09/08/22	25	25,351
2.80%, 01/27/23(a)	50	51,658
2.80%, 03/06/23	275	284,633

		1,389,989

Manufacturing — 1.7%
3M Co., 2.00%, 06/26/22	285	287,554
Eaton Corp., 2.75%, 11/02/22	268	275,266
General Electric Co.
2.70%, 10/09/22	372	379,135
3.10%, 01/09/23(a)	225	232,328
3.15%, 09/07/22	242	249,250

		1,423,533

Media — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	520	549,416
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	210	254,083
Comcast Corp.
2.85%, 01/15/23	25	25,868
3.13%, 07/15/22	299	309,501
Discovery Communications LLC, 3.30%, 05/15/22	189	194,810
NBCUniversal Media LLC, 2.88%, 01/15/23	250	258,535
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	200	236,988
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	247	251,910
ViacomCBS Inc., 2.50%, 02/15/23 (Call 01/15/23)	50	50,944
Walt Disney Co. (The), 3.00%, 09/15/22	175	181,251

		2,313,306

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	250	256,255

Mining — 0.3%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	170	179,192
Southern Copper Corp., 3.50%, 11/08/22	75	77,639

		256,831

Oil & Gas — 4.9%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	91	92,926
BP Capital Markets America Inc., 3.25%, 05/06/22	155	160,402
BP Capital Markets PLC, 2.50%, 11/06/22	440	449,662
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	200	205,556
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	345	351,434
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	235	240,957
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)(a)	125	120,386
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	270	278,500
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	100	103,601
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	284	289,788
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	150	151,677
2.70%, 08/15/22	225	228,533
2.70%, 02/15/23 (Call 11/15/22)	175	177,676
Phillips 66, 4.30%, 04/01/22	393	413,566
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	130	135,608

3

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV 2.25%, 01/06/23(a)	$35	$35,625
2.38%, 08/21/22	372	379,168
Total Capital International SA, 2.70%, 01/25/23	265	273,072

		4,088,137

Oil & Gas Services — 0.2%
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	68	69,185
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	75	77,073

		146,258

Packaging & Containers — 0.1%
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	75	78,919

Pharmaceuticals — 7.5%
AbbVie Inc. 2.90%, 11/06/22	505	518,746
3.20%, 11/06/22 (Call 09/06/22)	273	281,788
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	420	432,251
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	25	25,362
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	305	312,018
Bristol-Myers Squibb Co. 2.00%, 08/01/22	224	227,172
3.25%, 08/15/22(c)	312	324,118
3.25%, 02/20/23 (Call 01/20/23)(a)(c)	25	26,064
3.55%, 08/15/22(c)	307	320,769
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	200	203,070
3.20%, 03/15/23	100	103,511
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)(c)	100	102,968
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)	400	408,544
3.50%, 07/20/22 (Call 05/20/22)	340	352,179
3.70%, 03/09/23 (Call 02/09/23)	750	787,380
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	348	359,863
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	325	333,340
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	175	179,116
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	282	288,100
Novartis Capital Corp., 2.40%, 09/21/22	415	423,532
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	260	270,486

		6,280,377

Pipelines — 2.9%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	100	102,626
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	125	129,205
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	145	154,208
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	265	276,074
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	200	207,840
3.95%, 09/01/22 (Call 06/01/22)	265	277,068
MPLX LP, 3.38%, 03/15/23 (Call 02/15/23)	125	129,959
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	210	216,707
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/23 (Call 10/31/22)	130	132,123
3.65%, 06/01/22 (Call 03/01/22)	150	154,584
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	100	102,838
TransCanada PipeLines Ltd., 2.50%, 08/01/22	249	252,802
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	125	128,709

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	$179	$184,216

		2,448,959

Real Estate Investment Trusts — 3.8%
American Tower Corp., 3.50%, 01/31/23	220	229,874
Boston Properties LP, 3.85%, 02/01/23 (Call 11/01/22)	200	211,176
Brixmor Operating Partnership LP, 3.88%, 08/15/22 (Call 06/15/22)	215	224,772
Crown Castle International Corp., 5.25%, 01/15/23	405	443,248
Digital Realty Trust LP 2.75%, 02/01/23 (Call 01/01/23)	100	101,867
3.63%, 10/01/22 (Call 07/03/22)	200	207,692
3.95%, 07/01/22 (Call 05/01/22)	25	26,197
Duke Realty LP, 3.88%, 10/15/22 (Call 07/15/22)	133	139,173
Healthpeak Properties Inc., 3.15%, 08/01/22 (Call 05/01/22)	100	102,546
Host Hotels & Resorts LP, Series C, 4.75%, 03/01/23 (Call 12/01/22)	100	107,338
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	75	78,468
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	100	103,914
Liberty Property LP, 4.13%, 06/15/22 (Call 03/15/22)	75	78,610
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	185	191,767
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	100	104,496
Service Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	100	105,379
Simon Property Group LP, 2.75%, 02/01/23 (Call 11/01/22)(a)	205	211,189
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	285	293,861
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	90	92,601
Welltower Inc., 3.75%, 03/15/23 (Call 12/15/22)	100	105,274

		3,159,442

Retail — 2.4%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	200	207,120
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	310	317,310
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	100	102,539
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	235	241,477
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	72	72,135
QVC Inc. 4.38%, 03/15/23	195	201,870
5.13%, 07/02/22(a)	100	105,538
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)	125	129,889
Walgreen Co., 3.10%, 09/15/22	335	344,192
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	310	316,497

		2,038,567

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	100	104,484

Semiconductors — 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	185	187,854
Broadcom Inc., 3.13%, 10/15/22(c)	190	194,963
Intel Corp., 2.70%, 12/15/22	465	479,899
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	75	77,897
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	120	122,910
3.00%, 05/20/22	450	462,870
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	96	96,619

		1,623,012

Software — 2.2%
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	145	150,726

4

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp. 2.13%, 11/15/22(a)	$150	$152,774
2.65%, 11/03/22 (Call 09/03/22)	150	154,320
Oracle Corp. 2.50%, 05/15/22 (Call 03/15/22)	598	608,722
2.50%, 10/15/22	475	485,920
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	305	312,222

		1,864,684

Telecommunications — 2.5%
America Movil SAB de CV, 3.13%, 07/16/22	225	231,923
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)	241	245,700
3.00%, 06/30/22 (Call 04/30/22)	320	327,978
3.40%, 06/15/22	140	144,960
3.60%, 02/17/23 (Call 12/17/22)	365	382,914
Cisco Systems Inc., 2.60%, 02/28/23	175	180,325
Motorola Solutions Inc. 3.50%, 03/01/23	95	98,818
3.75%, 05/15/22	81	84,154
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	125	129,475
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	235	239,468

		2,065,715

Textiles — 0.2%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	160	168,453

Transportation — 1.9%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	250	259,427
3.05%, 09/01/22 (Call 06/01/22)	125	128,949
FedEx Corp., 2.63%, 08/01/22	146	148,997
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)	150	154,682
3.00%, 04/01/22 (Call 01/01/22)	125	128,105
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	50	52,083
Union Pacific Corp. 2.95%, 01/15/23 (Call 10/15/22)	120	123,724
4.16%, 07/15/22 (Call 04/15/22)	205	215,603
United Parcel Service Inc., 2.45%, 10/01/22	371	378,724

		1,590,294

Total Corporate Bonds & Notes — 94.3% (Cost: $76,855,102)		78,948,146

Security	Shares (000)	Value

Investment Companies

Exchange Traded Funds — 3.8%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(d)	129	$3,188,235

Total Investment Companies — 3.8% (Cost $2,974,253)		3,188,235

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	3,385	3,387,287
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	1,055	1,055,000

		4,442,287

Total Short-Term Investments — 5.3% (Cost: $4,441,232)		4,442,287

Total Investments in Securities — 103.4% (Cost: $84,270,587)		86,578,668

Other Assets, Less Liabilities — (3.4)%		(2,809,398)

Net Assets — 100.0%		$83,769,270

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Mar 2023 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/19 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,286	99	(b)	—	3,385	$3,387,287	$2,816	(c)	$93		$321
BlackRock Cash Funds: Treasury, SL Agency Shares	861	194	(b)	—	1,055	1,055,000	2,837		—		—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	129	—		—	129	3,188,235	23,711		—		7,740

						$7,630,522	$29,364		$93		$8,061

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$78,948,146	$—	$78,948,146
Investment Companies	3,188,235	—	—	3,188,235
Money Market Funds	4,442,287	—	—	4,442,287

	$7,630,522	$78,948,146	$—	$86,578,668

6